Financial Instruments - Fair Value and Risk Management - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 42,275,000		R$ 113,168,000		R$ 163,807,000
Accumulated losses	304,135,000		847,125,000		1,178,464,000
Net loss	85,778,000	R$ 332,374,000	170,345,000	R$ 151,896,000
Net cash provided by (used in) continuing operating activities	(25,990,000)	(100,707,000)	43,502,000	(7,778,000)
Current assets (liabilities)			317,228,000		23,681,000
Restricted cash and cash equivalents	5,556,000		34,445,000		21,529,000
Tax credits	0		10,118,000	R$ 5,500,000	0
Other assets non-current [member] | Midway Labs USA LLC [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	7,069		R$ 24,381		R$ 27,390
Expected loss on trading	$ 3,413	R$ 13,225
Short Term Investments [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) financial income on borrowing, threshold percentage	0.50%	0.50%
Increase (decrease) financial income on borrowing	$ 119,000,000	R$ 393,000,000
Trade accounts receivable [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Concentration risk percentage	10.00%		10.00%		10.00%
Collateral [member]
Disclosure of detailed information about financial instruments [line items]
Restricted cash and cash equivalents					R$ 88,760,000
Judicial deposits [member]
Disclosure of detailed information about financial instruments [line items]
Tax credits					R$ 101,971,000
Interest rate risk [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) financial expense on borrowing, threshold percentage	0.50%	0.50%
Increase (decrease) financial expense on borrowing	$ 369,000	R$ 1,222,000